LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED OCTOBER 1, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 1, 2014 OF

CLEARBRIDGE INTERNATIONAL VALUE FUND

The following table replaces the “Shareholder fees” and “Annual fund operating expenses” table in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS

Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	5.00	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	$15	None	None	None	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.85	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and service (12b-1) fees	0.25	1.00	1.00	0.25	0.50	1.00	None	None
Other expenses	0.44	0.97	0.43	0.35[2]	0.35[2]	0.35[2]	0.37	0.15
Total annual fund operating expenses	1.54	2.82	2.28	1.45	1.70	2.20	1.22	1.00
Fees waived and/or expenses reimbursed[3]	(0.09)	(0.37)	(0.08)	—	—	—	(0.27)	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.45	2.45	2.20	1.45	1.70	2.20	0.95	0.95

[1]
If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

[3]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.45% for Class A shares, 2.45% for Class B shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.70% for Class R shares, 2.20% for Class R1 shares and 0.95% for Class I shares. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements, except for Class I and Class IS shares, cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The arrangements for Class I and Class IS shares are effective as of October 1, 2014 and cannot be terminated prior to March 1, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	714	1,025	1,358	2,297
Class B (with redemption at end of period)	748	1,139	1,556	2,814
Class B (without redemption at end of period)	248	839	1,456	2,814
Class C (with redemption at end of period)	323	705	1,213	2,609
Class C (without redemption at end of period)	223	705	1,213	2,609
Class FI (with or without redemption at end of period)	148	459	793	1,736
Class R (with or without redemption at end of period)	173	536	923	2,008
Class R1 (with or without redemption at end of period)	223	688	1,179	2,533
Class I (with or without redemption at end of period)	97	360	644	1,454
Class IS (with or without redemption at end of period)	97	313	547	1,219